ORGANIZATION (Tables)	3 Months Ended
Jun. 30, 2021
ORGANIZATION
Summary of obligations that are subject to compromise

As at June 30, 2021, in connection with the CCAA proceedings, the Company identified the following obligations that are subject to compromise:

Amounts in 000's

Trade and other payables	$516,910
Other non-current liabilities	11,730
Current portion of long-term debt	468,586
Total liabilities subject to compromise	$997,226